Share Capital - Preferred Shares Issued and Outstanding (Details) - CAD ($) shares in Millions					12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Sep. 29, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	May 31, 2020
Disclosure of classes of share capital [line items]
Senior debentures	$ 200,000,000				$ 200,000,000	$ 500,000,000
Redemption of preferred shares and other equity instruments					$ 1,025,000,000	$ 0
Series 2021-1
Disclosure of classes of share capital [line items]
Senior debentures							$ 1,000,000,000
Interest rate							3.60%
Number of shares (in shares)	1.0				1.0
Series 2021-1 | Canadian federal government
Disclosure of classes of share capital [line items]
Interest rate							2.604%
Series 14
Disclosure of classes of share capital [line items]
Senior debentures							$ 1,000,000
Series 1
Disclosure of classes of share capital [line items]
Redemption of preferred shares and other equity instruments			$ 400,000,000
Series 2
Disclosure of classes of share capital [line items]
Redemption of preferred shares and other equity instruments			$ 325,000,000
Series 10R
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)		0.5
Number of shares (in shares)	6.8	6.8	6.9		6.8
Series 11QR
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)		0.4
Number of shares (in shares)	1.2	1.2	1.1		1.2
Series 12R
Disclosure of classes of share capital [line items]
Redemption of preferred shares and other equity instruments	$ 300,000,000
Series 8R
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)				0.1
Number of shares (in shares)	6.2			6.2	6.2			5.2
Series 9QR
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)				1.1
Number of shares (in shares)	5.0			5.0	5.0			6.0